Income tax	6 Months Ended
Sep. 30, 2017
Income tax
Income tax

5Income tax

The Company’s PRC subsidiaries are subject to PRC statutory income tax rate of 25% unless otherwise specified.

In January 2015, Beijing Jiachenhong Biological Technologies Co., Ltd. (“Beijing Jiachenhong”) received approval from the tax authority on the renewal of its High and New Technology Enterprises (“HNTE”) status which entitled it to the preferential income tax rate of 15% effective retroactively from January 1, 2014 to December 31, 2016. Beijing Jiachenhong is in the process of reapplication for its HNTE status which will enable it to the preferential income tax rate of 15% from January 1, 2017 to December 31, 2019.

In April 2014, Guangzhou Municipality Tianhe Nuoya Bio-engineering Co., Ltd. (“Guangzhou Nuoya”) received approval from the tax authority on the renewal of its HNTE status which entitled it to the preferential income tax rate of 15% effective retroactively from January 1, 2013 to December 31, 2015. In March 2017, Guangzhou Nuoya received approval from the tax authority on the renewal of its HNTE status which entitled it to the preferential income tax rate of 15% effective retroactively from January 1, 2016 to December 31, 2018.

In January 2016, Zhejiang Lukou Biotechnology Co., Ltd. (“Zhejiang Lukou”) received approval from the tax authority that it qualified as a HNTE which entitled it to the preferential income tax rate of 15% effective retrospectively from January 1, 2015 to December 31, 2017.

The Enterprise Income Tax Law and its implementation rules also impose a withholding tax at 10%, unless reduced by a tax treaty or agreement, for dividends receivable by non-PRC-resident enterprises from PRC-resident enterprises in respect of earnings accumulated beginning on January 1, 2008. As of March 31, 2016, the Company has provided aggregated amount of RMB14,300 for withholding income tax on a portion of the undistributed earnings of its PRC subsidiaries according to management’s reinvestment plan. No income taxes were provided for the remaining undistributed earnings which are intended to be reinvested indefinitely in the PRC. During the year ended March 31, 2017, a reversal of withholding income tax of RMB14,300 was made due to the change in management’s future reinvestment plan as all undistributed earnings of the Company’s PRC subsidiaries are intended to be reinvested indefinitely in the PRC in the foreseeable future. As of September 30, 2017, such undistributed earnings that may be subject to the withholding tax amounted to RMB1,797,239 (US$270,128) and the related unrecognized deferred tax liability was RMB179,724 (US$27,013).

The Company’s effective income tax rates for the three months ended September 30, 2016 and 2017 were 42.2% and 17.5%, and were 42.1% and 17.9% for the six months ended September 30, 2016 and 2017, respectively. The effective income tax rates for the three months and six months ended September 30, 2016 and 2017 differ from the PRC statutory income tax rate of 25% primarily due to the effect of withholding tax and the effect of non-PRC entities not being subject to income tax, which is offset by the effect of Beijing Jiachenhong, Guangzhou Nuoya and Zhejiang Lukou’s preferential tax treatments.

As of and for the three months and six months ended September 30, 2017, the Company did not have any material unrecognized tax benefits and thus no interest and penalties related to unrecognized tax benefits were recorded. In addition, the Company does not expect that the amount of unrecognized tax benefits will change significantly within the next twelve months.